UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2001

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
						( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 7, 2002

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$638,530

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      888 15925.61 SH       SOLE                 15925.61
AIR PRODUCTS & CHEMICALS       com              009158106      263  5600.00 SH       SOLE                  5600.00
AMERICAN HOME PRODUCTS CORP    com              026609107      307  5000.00 SH       SOLE                  5000.00
AMERICAN INTL GRP              com              026874107    28229 355533.00SH       SOLE                355533.00
AOL TIME WARNER INC            com              00184a105      661 20590.00 SH       SOLE                 20590.00
APOLLO GROUP                   com              037604105    31243 694124.00SH       SOLE                694124.00
AUTOMATIC DATA PROCESSING      com              053015103    46154 783596.00SH       SOLE                783596.00
BERKSHIRE HATHAWAY CL B        com              846702074      336   133.00 SH       SOLE                   133.00
BIOMET INC                     com              090613100     8317 269172.00SH       SOLE                269172.00
BRISTOL-MYERS SQUIBB           com              110122108      468  9170.00 SH       SOLE                  9170.00
CINTAS CORP                    com              172908105    31166 649298.00SH       SOLE                649298.00
CISCO SYS INC COM              com              17275R102      412 22747.00 SH       SOLE                 22747.00
CITIGROUP INC                  com              172967101    17461 345898.31SH       SOLE                345898.31
COCA-COLA CO                   com              191216100     1389 29452.51 SH       SOLE                 29452.51
CONCORD E F S INC              com              206197105    10165 310090.00SH       SOLE                310090.00
COX COMM INC CL A              com              224044107    19029 454042.00SH       SOLE                454042.00
ELAN PLC ADR                   com              284131208    27087 601142.00SH       SOLE                601142.00
EMC CORP                       com              268648102     1830 136162.00SH       SOLE                136162.00
EMERSON ELEC                   com              291011104     1437 25175.00 SH       SOLE                 25175.00
EXXON MOBIL CORP               com              30231g102     1496 38064.00 SH       SOLE                 38064.00
FEDL NATL MTG ASSOC            com              313586109      202  2542.00 SH       SOLE                  2542.00
FIRST DATA                     com              319963104      314  4000.00 SH       SOLE                  4000.00
FISERV                         com              337738108    24980 590271.00SH       SOLE                590271.00
FLEETBOSTON FINANCIAL CORP.    com              339030108      206  5646.00 SH       SOLE                  5646.00
GEMSTAR TV GUIDE               com              36866w106    12940 467141.00SH       SOLE                467141.00
GENERAL ELECTRIC               com              369604103    27120 676658.63SH       SOLE                676658.63
HARLEY DAVIDSON                com              412822108    23955 441079.88SH       SOLE                441079.88
ILLINOIS TOOL WORKS            com              452308109    19532 288430.00SH       SOLE                288430.00
IMS HEALTH INC                 com              449934108    11247 576449.53SH       SOLE                576449.53
INTEL CORP                     com              458140100      379 12040.00 SH       SOLE                 12040.00
J P MORGAN CHASE & CO.         com              46625h100      378 10398.00 SH       SOLE                 10398.00
JOHNSON & JOHNSON              com              478160104      984 16646.01 SH       SOLE                 16646.01
JOHNSON CONTROLS               com              478366107      944 11692.00 SH       SOLE                 11692.00
KOHLS CORP                     com              500255104      226  3210.00 SH       SOLE                  3210.00
LILLY ELI & CO                 com              532457108      283  3600.00 SH       SOLE                  3600.00
MANPOWER INC WIS               com              56418h100    12508 371040.65SH       SOLE                371040.65
MARSHALL & ILSLEY              com              571834100      508  8020.00 SH       SOLE                  8020.00
MCLEODUSA INC CL A             com              582266102      124 334200.00SH       SOLE                334200.00
MEDTRONIC INC                  com              585055106    42954 838773.00SH       SOLE                838773.00
MERCK & CO                     com              589331107    13293 226063.06SH       SOLE                226063.06
MICROSOFT CORP                 com              594918104    18223 275071.00SH       SOLE                275071.00
MOLEX INC                      com              608554101    19422 627520.00SH       SOLE                627520.00
NORTHERN TRUST                 com              665859104    23708 393686.00SH       SOLE                393686.00
OMNICOM GROUP INC              com              681919106    26084 291935.53SH       SOLE                291935.53
PATTERSON DENTAL CO            com              703412106     7599 185650.00SH       SOLE                185650.00
PAYCHEX INC                    com              704326107    26339 755780.00SH       SOLE                755780.00
PEPSICO INC                    com              713448108      428  8792.46 SH       SOLE                  8792.46
PFIZER INC                     com              717081103    44346 1112831.93SH      SOLE               1112831.93
PHARMACIA CORP                 com              71713u102      235  5520.00 SH       SOLE                  5520.00
PHILIP MORRIS                  com              718154107      219  4785.00 SH       SOLE                  4785.00
QUALCOMM INC.                  com              747525103      475  9400.00 SH       SOLE                  9400.00
SARA LEE CORP                  com              803111103      209  9400.00 SH       SOLE                  9400.00
SBC COMMUNICATIONS             com              78387g103      300  7661.00 SH       SOLE                  7661.00
SYSCO CORP                     com              871829107    29758 1134916.85SH      SOLE               1134916.85
TELLABS INC                    com              879664100     4832 322973.00SH       SOLE                322973.00
UNITED PARCEL SERVICE CL B     com              911312106      352  6466.00 SH       SOLE                  6466.00
WALGREEN CO COM                com              931422109    14134 419893.00SH       SOLE                419893.00
WELLS FARGO & CO               com              949746101      454 10458.00 SH       SOLE                 10458.00